Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenues	¥ 1,403,633	¥ 1,359,956
Interest expense	83,717	90,891
Costs of operating leases	192,799	176,894
Life insurance costs	166,863	222,097
Costs of goods and real estate sold	139,155	124,795
Services expense	290,952	267,177
Other (income) and expense	10,902	2,503
Selling, general and administrative expenses	314,225	302,265
Total expenses	1,206,661	1,195,792
Equity in Net income (Loss) of equity method investments and others	28,516	16,675
Segment Profits	196,972	164,164
Significant non-cash items
Depreciation and amortization	200,794	178,502
Increase in policy liabilities and policy account balances	41,053	100,338
Installment loans	3,826,463		¥ 3,958,814
Investment in operating leases	2,006,000		1,868,574
Investment in securities	3,185,088		3,263,079
Property under facility operations and servicing assets	696,139		689,573
Inventories	216,911		227,359
Equity method investments	1,362,461		1,313,887
Other Assets	2,038,111		2,068,768
Segment assets	16,339,977		16,322,100
Finance revenues
Segment Reporting Information [Line Items]
Revenues	164,734	171,642
Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	6,550	10,850
Operating leases
Segment Reporting Information [Line Items]
Revenues	310,848	259,949
Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	233,808	285,738
Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	190,874	173,800
Services income
Segment Reporting Information [Line Items]
Revenues	496,819	457,977
Operating Segment
Segment Reporting Information [Line Items]
Revenues	1,395,847	1,352,634
Interest expense	67,275	59,288
Costs of operating leases	191,032	175,155
Life insurance costs	166,834	222,032
Costs of goods and real estate sold	137,644	123,200
Services expense	289,880	266,112
Other (income) and expense	8,700	2,488
Selling, general and administrative expenses	299,292	289,004
Provision for credit losses, and write-downs of long-lived assets and securities	8,047	9,168
Total expenses	1,168,704	1,146,447
Equity in Net income (Loss) of equity method investments and others	60,626	17,343
Segment Profits	287,769	223,530
Significant non-cash items
Depreciation and amortization	197,817	176,523
Increase in policy liabilities and policy account balances	41,053	100,338
Expenditures for long-lived assets	432,591	371,887
Net investment in leases	1,159,295		1,154,986
Installment loans	3,826,452		3,958,539
Investment in operating leases	1,997,295		1,860,556
Investment in securities	3,185,082		3,262,971
Property under facility operations and servicing assets	759,643		759,055
Inventories	216,591		227,050
Advances for finance lease and operating lease	101,369		130,303
Equity method investments	1,362,024		1,313,471
Advances for property under facility operations	63,805		57,611
Goodwill, intangible assets acquired in business combinations	1,109,007		1,126,404
Other Assets	2,126,992		2,171,183
Segment assets	15,907,555		16,022,129
Operating Segment | Finance revenues
Segment Reporting Information [Line Items]
Revenues	165,299	172,688
Operating Segment | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	6,581	10,140
Operating Segment | Operating leases
Segment Reporting Information [Line Items]
Revenues	308,047	257,470
Operating Segment | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	235,014	287,026
Operating Segment | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	188,147	170,937
Operating Segment | Services income
Segment Reporting Information [Line Items]
Revenues	492,759	454,373
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	228,804	220,243
Interest expense	3,278	2,699
Costs of operating leases	98,878	95,428
Life insurance costs	0	0
Costs of goods and real estate sold	1,489	1,681
Services expense	29,522	28,361
Other (income) and expense	8,757	8,326
Selling, general and administrative expenses	45,051	43,938
Provision for credit losses, and write-downs of long-lived assets and securities	1,060	388
Total expenses	188,035	180,821
Equity in Net income (Loss) of equity method investments and others	4,797	1,951
Segment Profits	45,566	41,373
Significant non-cash items
Depreciation and amortization	77,763	75,456
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	100,876	88,875
Net investment in leases	561,576		567,735
Installment loans	363,951		346,840
Investment in operating leases	545,046		535,655
Investment in securities	29,834		36,683
Property under facility operations and servicing assets	17,281		17,404
Inventories	621		928
Advances for finance lease and operating lease	3,218		3,400
Equity method investments	14,676		14,984
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	25,971		28,693
Other Assets	243,986		224,998
Segment assets	1,806,160		1,777,320
Operating Segment | Corporate Financial Services and Maintenance Leasing | Finance revenues
Segment Reporting Information [Line Items]
Revenues	30,890	31,398
Operating Segment | Corporate Financial Services and Maintenance Leasing | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	1,460	2,167
Operating Segment | Corporate Financial Services and Maintenance Leasing | Operating leases
Segment Reporting Information [Line Items]
Revenues	139,859	132,122
Operating Segment | Corporate Financial Services and Maintenance Leasing | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	1,812	2,135
Operating Segment | Corporate Financial Services and Maintenance Leasing | Services income
Segment Reporting Information [Line Items]
Revenues	54,783	52,421
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	260,179	219,293
Interest expense	1,172	1,427
Costs of operating leases	11,941	12,537
Life insurance costs	0	0
Costs of goods and real estate sold	49,789	40,754
Services expense	125,059	118,397
Other (income) and expense	703	(301)
Selling, general and administrative expenses	20,873	20,611
Provision for credit losses, and write-downs of long-lived assets and securities	60	434
Total expenses	209,597	193,859
Equity in Net income (Loss) of equity method investments and others	(225)	2,076
Segment Profits	50,357	27,510
Significant non-cash items
Depreciation and amortization	9,494	9,118
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	40,706	29,607
Net investment in leases	48,277		51,978
Installment loans	41		52
Investment in operating leases	315,784		278,191
Investment in securities	1,623		4,036
Property under facility operations and servicing assets	160,902		165,387
Inventories	168,672		174,990
Advances for finance lease and operating lease	76,221		114,649
Equity method investments	173,186		143,751
Advances for property under facility operations	10,787		8,183
Goodwill, intangible assets acquired in business combinations	51,850		52,898
Other Assets	103,842		115,972
Segment assets	1,111,185		1,110,087
Operating Segment | Real Estate | Finance revenues
Segment Reporting Information [Line Items]
Revenues	2,467	3,008
Operating Segment | Real Estate | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	845	479
Operating Segment | Real Estate | Operating leases
Segment Reporting Information [Line Items]
Revenues	37,842	24,289
Operating Segment | Real Estate | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Real Estate | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	61,793	52,514
Operating Segment | Real Estate | Services income
Segment Reporting Information [Line Items]
Revenues	157,232	139,003
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	181,026	173,276
Interest expense	1,655	1,690
Costs of operating leases	13,072	13,352
Life insurance costs	0	0
Costs of goods and real estate sold	84,951	79,379
Services expense	21,928	26,666
Other (income) and expense	(449)	(605)
Selling, general and administrative expenses	43,194	42,498
Provision for credit losses, and write-downs of long-lived assets and securities	93	191
Total expenses	164,444	163,171
Equity in Net income (Loss) of equity method investments and others	30,415	(180)
Segment Profits	46,997	9,925
Significant non-cash items
Depreciation and amortization	12,910	13,537
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	7,941	9,568
Net investment in leases	1,064		1,238
Installment loans	119,949		115,629
Investment in operating leases	57,463		56,286
Investment in securities	9,182		36,729
Property under facility operations and servicing assets	32,730		41,416
Inventories	42,333		47,553
Advances for finance lease and operating lease	4		5
Equity method investments	129,267		118,310
Advances for property under facility operations	113		4,466
Goodwill, intangible assets acquired in business combinations	343,976		351,202
Other Assets	252,205		293,813
Segment assets	988,286		1,066,647
Operating Segment | PE Investment And Concession | Finance revenues
Segment Reporting Information [Line Items]
Revenues	5,978	814
Operating Segment | PE Investment And Concession | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	586	228
Operating Segment | PE Investment And Concession | Operating leases
Segment Reporting Information [Line Items]
Revenues	20,605	19,957
Operating Segment | PE Investment And Concession | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | PE Investment And Concession | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	122,384	114,149
Operating Segment | PE Investment And Concession | Services income
Segment Reporting Information [Line Items]
Revenues	31,473	38,128
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	88,962	81,972
Interest expense	6,211	5,046
Costs of operating leases	9	9
Life insurance costs	0	0
Costs of goods and real estate sold	836	1,005
Services expense	65,705	53,908
Other (income) and expense	562	963
Selling, general and administrative expenses	10,828	9,036
Provision for credit losses, and write-downs of long-lived assets and securities	238	25
Total expenses	84,389	69,992
Equity in Net income (Loss) of equity method investments and others	(2,227)	148
Segment Profits	2,346	12,128
Significant non-cash items
Depreciation and amortization	16,713	13,780
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	21,293	26,808
Net investment in leases	2,436		3,104
Installment loans	2,784		2,255
Investment in operating leases	243		250
Investment in securities	577		571
Property under facility operations and servicing assets	473,394		453,252
Inventories	2,701		2,463
Advances for finance lease and operating lease	0		0
Equity method investments	246,490		219,018
Advances for property under facility operations	52,905		44,962
Goodwill, intangible assets acquired in business combinations	128,736		121,174
Other Assets	136,046		129,385
Segment assets	1,046,312		976,434
Operating Segment | Environment and Energy | Finance revenues
Segment Reporting Information [Line Items]
Revenues	616	720
Operating Segment | Environment and Energy | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	(8)	(8)
Operating Segment | Environment and Energy | Operating leases
Segment Reporting Information [Line Items]
Revenues	39	40
Operating Segment | Environment and Energy | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Environment and Energy | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	1,481	1,658
Operating Segment | Environment and Energy | Services income
Segment Reporting Information [Line Items]
Revenues	86,834	79,562
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	235,172	288,586
Interest expense	81	0
Costs of operating leases	0	0
Life insurance costs	166,834	222,032
Costs of goods and real estate sold	0	0
Services expense	0	0
Other (income) and expense	(140)	(3)
Selling, general and administrative expenses	27,539	29,105
Provision for credit losses, and write-downs of long-lived assets and securities	1	0
Total expenses	194,315	251,134
Equity in Net income (Loss) of equity method investments and others	0	(1)
Segment Profits	40,857	37,451
Significant non-cash items
Depreciation and amortization	14,842	6,159
Increase in policy liabilities and policy account balances	41,053	100,338
Expenditures for long-lived assets	77	224
Net investment in leases	0		0
Installment loans	11,951		11,792
Investment in operating leases	26,742		26,876
Investment in securities	2,215,325		2,236,495
Property under facility operations and servicing assets	0		0
Inventories	0		0
Advances for finance lease and operating lease	0		0
Equity method investments	31,818		29,742
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	4,452		4,452
Other Assets	610,879		612,570
Segment assets	2,901,167		2,921,927
Operating Segment | Insurance | Finance revenues
Segment Reporting Information [Line Items]
Revenues	159	144
Operating Segment | Insurance | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Insurance | Operating leases
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Insurance | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	235,014	287,026
Operating Segment | Insurance | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Insurance | Services income
Segment Reporting Information [Line Items]
Revenues	(1)	1,416
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	30,450	42,928
Interest expense	2,745	2,608
Costs of operating leases	0	0
Life insurance costs	0	0
Costs of goods and real estate sold	0	0
Services expense	4,433	3,436
Other (income) and expense	106	(276)
Selling, general and administrative expenses	10,635	16,041
Provision for credit losses, and write-downs of long-lived assets and securities	308	4,116
Total expenses	18,227	25,925
Equity in Net income (Loss) of equity method investments and others	884	(201)
Segment Profits	13,107	16,802
Significant non-cash items
Depreciation and amortization	326	708
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	0	4
Net investment in leases	0		0
Installment loans	2,368,834		2,378,183
Investment in operating leases	0		0
Investment in securities	311,975		311,237
Property under facility operations and servicing assets	0		0
Inventories	0		0
Advances for finance lease and operating lease	0		0
Equity method investments	44,423		43,601
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	0		0
Other Assets	196,192		201,196
Segment assets	2,921,424		2,934,217
Operating Segment | Banking and credit | Finance revenues
Segment Reporting Information [Line Items]
Revenues	28,818	39,630
Operating Segment | Banking and credit | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	65	187
Operating Segment | Banking and credit | Operating leases
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Banking and credit | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Banking and credit | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Banking and credit | Services income
Segment Reporting Information [Line Items]
Revenues	1,567	3,111
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	51,302	29,246
Interest expense	8,563	5,089
Costs of operating leases	17,581	10,278
Life insurance costs	0	0
Costs of goods and real estate sold	199	97
Services expense	2,151	506
Other (income) and expense	(2,543)	(2,973)
Selling, general and administrative expenses	5,004	4,936
Provision for credit losses, and write-downs of long-lived assets and securities	0	0
Total expenses	30,955	17,933
Equity in Net income (Loss) of equity method investments and others	11,664	7,481
Segment Profits	32,011	18,794
Significant non-cash items
Depreciation and amortization	13,728	10,602
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	174,188	126,481
Net investment in leases	0		0
Installment loans	44,765		60,468
Investment in operating leases	643,430		557,867
Investment in securities	11,095		11,960
Property under facility operations and servicing assets	29		0
Inventories	1,896		733
Advances for finance lease and operating lease	18,062		9,232
Equity method investments	375,458		399,061
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	29,337		19,114
Other Assets	97,904		111,206
Segment assets	1,221,976		1,169,641
Operating Segment | Aircraft and Ships | Finance revenues
Segment Reporting Information [Line Items]
Revenues	3,333	4,051
Operating Segment | Aircraft and Ships | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	139	232
Operating Segment | Aircraft and Ships | Operating leases
Segment Reporting Information [Line Items]
Revenues	41,900	21,867
Operating Segment | Aircraft and Ships | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Aircraft and Ships | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	196	97
Operating Segment | Aircraft and Ships | Services income
Segment Reporting Information [Line Items]
Revenues	5,734	2,999
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	75,665	87,737
Interest expense	22,225	24,363
Costs of operating leases	649	104
Life insurance costs	0	0
Costs of goods and real estate sold	151	139
Services expense	854	1,535
Other (income) and expense	(2,284)	(1,400)
Selling, general and administrative expenses	45,360	41,581
Provision for credit losses, and write-downs of long-lived assets and securities	1,617	1,005
Total expenses	68,572	67,327
Equity in Net income (Loss) of equity method investments and others	9,514	1,081
Segment Profits	16,607	21,491
Significant non-cash items
Depreciation and amortization	1,736	1,859
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	878	340
Net investment in leases	455		505
Installment loans	596,207		699,384
Investment in operating leases	11,486		9,858
Investment in securities	484,048		509,172
Property under facility operations and servicing assets	73,571		79,747
Inventories	212		159
Advances for finance lease and operating lease	0		0
Equity method investments	57,845		61,415
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	165,697		176,785
Other Assets	150,554		157,459
Segment assets	1,540,075		1,694,484
Operating Segment | ORIX USA | Finance revenues
Segment Reporting Information [Line Items]
Revenues	53,163	57,662
Operating Segment | ORIX USA | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	(280)	4,591
Operating Segment | ORIX USA | Operating leases
Segment Reporting Information [Line Items]
Revenues	292	699
Operating Segment | ORIX USA | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | ORIX USA | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	235	231
Operating Segment | ORIX USA | Services income
Segment Reporting Information [Line Items]
Revenues	22,255	24,554
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	126,677	104,274
Interest expense	373	141
Costs of operating leases	0	0
Life insurance costs	0	0
Costs of goods and real estate sold	0	0
Services expense	32,629	25,938
Other (income) and expense	4,609	(196)
Selling, general and administrative expenses	69,026	61,258
Provision for credit losses, and write-downs of long-lived assets and securities	115	0
Total expenses	106,752	87,141
Equity in Net income (Loss) of equity method investments and others	872	2,403
Segment Profits	20,797	19,536
Significant non-cash items
Depreciation and amortization	3,202	3,221
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	480	130
Net investment in leases	0		0
Installment loans	0		0
Investment in operating leases	0		0
Investment in securities	86,924		82,568
Property under facility operations and servicing assets	0		0
Inventories	0		0
Advances for finance lease and operating lease	0		0
Equity method investments	11,592		11,907
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	351,985		364,773
Other Assets	212,496		202,891
Segment assets	662,997		662,139
Operating Segment | ORIX Europe | Finance revenues
Segment Reporting Information [Line Items]
Revenues	1,990	1,053
Operating Segment | ORIX Europe | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	3,821	1,889
Operating Segment | ORIX Europe | Operating leases
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | ORIX Europe | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | ORIX Europe | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | ORIX Europe | Services income
Segment Reporting Information [Line Items]
Revenues	120,866	101,332
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	117,610	105,079
Interest expense	20,972	16,225
Costs of operating leases	48,902	43,447
Life insurance costs	0	0
Costs of goods and real estate sold	229	145
Services expense	7,599	7,365
Other (income) and expense	(621)	(1,047)
Selling, general and administrative expenses	21,782	20,000
Provision for credit losses, and write-downs of long-lived assets and securities	4,555	3,009
Total expenses	103,418	89,144
Equity in Net income (Loss) of equity method investments and others	4,932	2,585
Segment Profits	19,124	18,520
Significant non-cash items
Depreciation and amortization	47,103	42,083
Increase in policy liabilities and policy account balances	0	0
Expenditures for long-lived assets	86,152	89,850
Net investment in leases	545,487		530,426
Installment loans	317,970		343,936
Investment in operating leases	397,101		395,573
Investment in securities	34,499		33,520
Property under facility operations and servicing assets	1,736		1,849
Inventories	156		224
Advances for finance lease and operating lease	3,864		3,017
Equity method investments	277,269		271,682
Advances for property under facility operations	0		0
Goodwill, intangible assets acquired in business combinations	7,003		7,313
Other Assets	122,888		121,693
Segment assets	1,707,973		¥ 1,709,233
Operating Segment | Asia and Australia | Finance revenues
Segment Reporting Information [Line Items]
Revenues	37,885	34,208
Operating Segment | Asia and Australia | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues	(47)	375
Operating Segment | Asia and Australia | Operating leases
Segment Reporting Information [Line Items]
Revenues	67,510	58,496
Operating Segment | Asia and Australia | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segment | Asia and Australia | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues	246	153
Operating Segment | Asia and Australia | Services income
Segment Reporting Information [Line Items]
Revenues	¥ 12,016	¥ 11,847